VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 4.9%
AVZ Minerals Ltd. *∞ 1,399,901 $ 277,642
Paladin Energy Ltd. * † 787,081 702,068
Perseus Mining Ltd. † 726,997 1,020,627
2,000,337
Canada : 7.0%
B2Gold Corp. (USD) † 32,012 83,551
Barrick Gold Corp. (USD) 55,716 927,114
Ivanhoe Mines Ltd. * † 156,705 1,871,312
2,881,977
China : 3.6%
CMOC Group Ltd. (HKD) 1,710,000 1,456,360
Underline
Egypt : 5.0%
Centamin Plc (GBP) 348,455 496,699
Commercial International
Bank - Egypt (CIB) (USD)
(GDR) * † 970,471 1,546,931
2,043,630
India : 1.4%
MakeMyTrip Ltd. (USD) * † 8,031 570,603
Underline
Indonesia : 0.4%
Golden Agri-Resources Ltd.
(SGD) 788,000 157,647
Underline
Kenya : 6.1%
Equity Group Holdings Plc 3,257,600 1,165,920
Safaricom Plc 9,938,600 1,338,976
2,504,896
Morocco : 12.0%
Attijariwafa Bank 33,838 1,701,174
Bank of Africa 43,278 834,108
Banque Centrale Populaire 56,059 1,626,199
Co. Sucrerie Marocaine et de
Raffinage 37,600 748,458
4,909,939
Nigeria : 5.5%
Guaranty Trust Holding Co.
Plc 30,098,303 1,210,851
Zenith Bank Plc 30,080,282 1,023,973
2,234,824
Norway : 0.1%
Scatec ASA 144A 8,429 56,147
Underline
South Africa : 36.4%
Absa Group Ltd. 62,307 486,546
African Rainbow Minerals
Ltd. † 7,826 67,871
Anglo American Platinum
Ltd. † 4,410 178,942
Anglo American Plc (GBP) 74,586 1,839,611
Anglogold Ashanti Plc (USD) 42,486 943,189
Aspen Pharmacare Holdings
Ltd. 22,256 257,840
AVI Ltd. 18,241 87,985
Bid Corp. Ltd. † 15,400 375,569
Bidvest Group Ltd. † 15,085 193,378
Capitec Bank Holdings Ltd. 5,055 559,195
Clicks Group Ltd. 14,700 229,867
Number
of Shares Value
South Africa (continued)
Discovery Ltd. 34,804 $ 221,647
Exxaro Resources Ltd. 11,614 103,773
FirstRand Ltd. † 373,024 1,215,663
Gold Fields Ltd. (ADR) † 58,809 934,475
Growthpoint Properties
Ltd. † 214,563 127,585
Harmony Gold Mining Co.
Ltd. (ADR) 32,884 268,662
Impala Platinum Holdings
Ltd. 52,264 215,957
Investec Plc (GBP) 30,134 202,202
Kumba Iron Ore Ltd. 4,335 105,802
Life Healthcare Group
Holdings Ltd. † 75,506 68,543
Momentum Metropolitan
Holdings 76,512 82,119
Mr Price Group Ltd. 16,263 149,108
MTN Group Ltd. 86,518 428,157
MTN Nigeria
Communications Plc (NGN) 5,916,096 1,051,750
MultiChoice Group * 12,611 75,654
Naspers Ltd. 6,026 1,068,414
Nedbank Group Ltd. † 26,662 321,729
Netcare Ltd. 77,469 48,603
Northam Platinum Holdings
Ltd. 14,429 86,050
Old Mutual Ltd. 254,113 157,592
OUTsurance Group Ltd. 54,626 121,159
Pepkor Holdings Ltd. 144A 110,845 110,457
Remgro Ltd. 32,260 208,028
Sanlam Ltd. † 108,124 396,235
Sasol Ltd. (ADR) † 34,439 268,969
Shoprite Holdings Ltd. † 22,002 287,571
Sibanye Stillwater Ltd.
(ADR) † 42,015 197,891
Standard Bank Group Ltd. 87,558 856,784
Thungela Resources Ltd. 9,454 60,849
Tiger Brands Ltd. 7,852 83,109
Woolworths Holdings Ltd. 42,266 132,158
14,876,688
Tanzania : 1.1%
Helios Towers Plc (GBP) * 376,386 448,768
Underline
United Arab Emirates : 3.7%
Itissalat Al-Maghrib (MAD) 154,575 1,527,776
Underline
United Kingdom : 7.1%
Airtel Africa Plc 144A 1,294,429 1,732,272
Endeavour Mining Plc 50,368 1,022,967
Vodacom Group Ltd. (ZAR) 27,964 145,620
2,900,859
United States : 3.0%
Kosmos Energy Ltd. * † 166,981 995,206
Royal Caribbean Cruises
Ltd. * † 1,579 219,497
1,214,703
Zambia : 2.5%
First Quantum Minerals Ltd.
(CAD) 93,720 1,008,360
Underline

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 $ 8,316
Ecocash Holdings Zimbabwe
Ltd. * 32,900 659
8,975
Total Common Stocks
(Cost: $37,068,338) 40,802,489
RIGHTS : 0.0%
(Cost: $0)
Morocco : 0.0%
Bank of Africa,
0.00 * 13 5
Underline
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $37,068,338) 40,802,494
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.0%
Money Market Fund: 1.0%
(Cost: $421,655)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 421,655 $ 421,655
Total Investments: 100.8%
(Cost: $37,489,993) 41,224,149
Liabilities in excess of other assets: (0.8)% (342,451)
NET ASSETS: 100.0% $ 40,881,698
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
MAD Moroccan Dirham
NGN Nigerian Naira
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $6,970,314.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,898,876, or 4.6% of net assets.